UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 100.0%
Australia — 5.8%

BHP Billiton, Ltd.	53,299	$1,285,917
Rio Tinto, Ltd.	23,690	1,310,280
Wesfarmers, Ltd.	37,884	860,325

		3,456,522

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0

Canada — 2.2%

BCE, Inc.	32,633	1,289,113

Cayman Islands — 4.7%

China Resources Land, Ltd.	396,000	1,511,953
Country Garden Holdings Co., Ltd.	1,085,000	1,306,990

		2,818,943

China — 8.1%

Anhui Conch Cement Co., Ltd.	232,000	1,113,226
China Evergrande Group	475,000	1,411,366
China Petroleum & Chemical Corp.	1,366,000	975,976
China Shenhua Energy Co., Ltd.	588,700	1,282,245

		4,782,813

Denmark — 1.5%

Pandora A/S	21,610	879,013

France — 15.9%

Cie de Saint-Gobain	31,777	1,057,708
Danone SA	17,041	1,201,040
Orange SA	84,676	1,370,259
Publicis Groupe SA	22,052	1,262,070
Renault SA	15,534	967,028
Sanofi	14,980	1,294,557
Schneider Electric SE	17,023	1,158,534
Vinci SA	14,186	1,165,775

		9,476,971

Germany — 4.9%

BASF SE	15,112	1,045,759
Continental AG	7,545	1,043,310
Covestro AG*	16,227	802,787

		2,891,856

Hong Kong — 7.1%

China Mobile, Ltd.	137,900	1,328,972
China Overseas Land & Investment, Ltd.	439,000	1,510,927
Hong Kong Exchanges & Clearing, Ltd.	47,700	1,368,844

		4,208,743

Italy — 4.1%

Atlantia SpA	62,855	1,301,603
Eni SpA	70,520	1,110,559

		2,412,162

Japan — 9.8%

Canon, Inc.	41,300	1,137,997
Daito Trust Construction Co., Ltd.	10,600	1,447,796
Japan Tobacco, Inc.	50,600	1,200,481
Subaru Corp.	44,200	943,569
Tokyo Electron, Ltd.	9,500	1,089,930

		5,819,773

Jersey — 1.6%

WPP PLC	89,786	964,328

Netherlands — 2.5%

Koninklijke Ahold Delhaize NV	59,496	1,500,940

South Korea — 1.9%

Samsung Electronics Co., Ltd.	32,617	1,128,570

Spain — 2.4%

Telefonica SA	170,655	1,440,370

Sweden — 1.9%

Atlas Copco AB, Class A	46,784	1,117,696

Switzerland — 6.1%

ABB, Ltd.	57,483	1,095,946
Adecco Group AG	25,467	1,192,644
Roche Holding AG	5,455	1,348,881

		3,637,471

Taiwan — 3.0%

Catcher Technology Co., Ltd.	122,000	879,564
Yageo Corp.	88,000	898,665

		1,778,229

Turkey — 2.3%

Petkim Petrokimya Holding AS	1,421,614	1,351,556

United Kingdom — 14.2%

Anglo American PLC	58,914	1,302,356
British American Tobacco PLC	28,839	919,652
BT Group PLC	457,539	1,384,983
Centrica PLC	672,659	1,156,671
GlaxoSmithKline PLC	66,672	1,265,411
Imperial Brands PLC	38,276	1,157,465
Unilever PLC	24,420	1,278,086

		8,464,624

TOTAL INVESTMENTS — (cost $67,864,595)	100.0%	59,419,693
Other assets less liabilities	0.0	27,002

NET ASSETS —	100.0%	$59,446,695

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $802,787 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.

1

Industry Allocation*
Real Estate Operations & Development	9.7%
Telephone-Integrated	7.0
Medical-Drugs	6.6
Tobacco	5.5
Chemicals-Diversified	5.4
Diversified Minerals	4.4
Food-Retail	3.9
Oil Companies-Integrated	3.5
Auto-Cars/Light Trucks	3.2
Real Estate Management/Services	2.5
Finance-Other Services	2.3
Cellular Telecom	2.2
Metal-Diversified	2.2
Public Thoroughfares	2.2
Telecom Services	2.2
Coal	2.2
Cosmetics & Toiletries	2.2
Advertising Services	2.1
Food-Dairy Products	2.0
Human Resources	2.0
Building-Heavy Construction	2.0
Power Converter/Supply Equipment	1.9
Gas-Distribution	1.9
Office Automation & Equipment	1.9
Electronic Components-Semiconductors	1.9
Machinery-Construction & Mining	1.9
Building Products-Cement	1.9
Machinery-Electrical	1.8
Semiconductor Equipment	1.8
Building & Construction Products-Misc.	1.8
Rubber-Tires	1.8
Advertising Agencies	1.6
Electronic Components-Misc.	1.5
Metal Processors & Fabrication	1.5
Retail-Jewelry	1.5

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Funds’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$—		$0	$0
Other Countries	1,289,113	58,130,580	**	—	59,419,693

Total Investments at Value	$1,289,113	$58,130,580		$0	$59,419,693

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

AIG Japan Fund

PORTFOLIO OF INVESTMENTS — December 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.2%
Aerospace/Defense — 2.2%

Kawasaki Heavy Industries, Ltd.	19,000	$404,039

Auto-Cars/Light Trucks — 2.1%

Suzuki Motor Corp.	7,600	384,564

Auto/Truck Parts & Equipment-Original — 6.5%

NGK Insulators, Ltd.	75,301	1,015,094
Sumitomo Electric Industries, Ltd.	14,589	192,592

		1,207,686

Building & Construction-Misc. — 2.2%

Hazama Ando Corp.	62,139	413,272

Building-Maintenance & Services — 1.9%

Kyoritsu Maintenance Co., Ltd.	8,175	356,092

Casino Services — 1.1%

Universal Entertainment Corp.	6,900	199,281

Chemicals-Diversified — 1.3%

Tokuyama Corp.	10,922	239,407

Chemicals-Specialty — 4.9%

Shin-Etsu Chemical Co., Ltd.	11,930	919,097

Computer Services — 2.5%

Fujitsu, Ltd.	7,536	472,438

Distribution/Wholesale — 1.2%

Trusco Nakayama Corp.	8,408	220,395

Diversified Banking Institutions — 5.6%

Mitsubishi UFJ Financial Group, Inc.	211,896	1,044,889

E-Commerce/Products — 0.9%

ZOZO, Ltd.	9,800	176,890

Electronic Components-Misc. — 11.9%

Fujitsu General, Ltd.	27,115	350,087
Hitachi High-Technologies Corp.	15,782	492,282
Hitachi Maxell, Ltd.	28,423	376,393
Kyocera Corp.	11,485	571,139
Minebea Mitsumi, Inc.	28,903	415,047

		2,204,948

Electronic Components-Semiconductors — 2.5%

Rohm Co., Ltd.	7,312	461,955

Entertainment Software — 6.2%

DeNA Co., Ltd.	22,887	380,859
Nexon Co., Ltd.†	60,133	768,176

		1,149,035

Food-Misc./Diversified — 3.7%

Ajinomoto Co., Inc.	38,553	683,952

Food-Retail — 3.2%

Seven & i Holdings Co., Ltd.	13,579	591,262

Industrial Automated/Robotic — 1.4%

THK Co., Ltd.	13,631	253,304

Insurance-Life/Health — 1.5%

T&D Holdings, Inc.	24,600	283,795

Insurance-Property/Casualty — 2.4%

Tokio Marine Holdings, Inc.	9,382	445,978

Machinery-Electrical — 2.3%

Hitachi, Ltd.	16,050	426,638

Medical Instruments — 1.0%

Olympus Corp.	6,100	186,527

Medical Products — 4.4%

Nipro Corp.	67,393	822,855

Medical-Drugs — 1.4%

Ono Pharmaceutical Co., Ltd.	12,884	260,748

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	8,000	0

Motorcycle/Motor Scooter — 3.5%

Yamaha Motor Co., Ltd.	33,034	642,920

Photo Equipment & Supplies — 1.5%

FUJIFILM Holdings Corp.	7,493	289,145

Real Estate Management/Services — 3.3%

Mitsubishi Estate Co., Ltd.	38,860	608,973

Retail-Catalog Shopping — 1.7%

ASKUL Corp.	14,355	307,992

Rubber-Tires — 5.4%

Toyo Tire & Rubber Co., Ltd.	80,372	999,672

Telephone-Integrated — 4.0%

Nippon Telegraph & Telephone Corp.	12,122	493,560
SoftBank Group Corp.	3,851	253,838

		747,398

Tobacco — 3.0%

Japan Tobacco, Inc.	23,414	555,495

Web Portals/ISP — 1.5%

Yahoo Japan Corp.	108,183	271,778

TOTAL INVESTMENTS
(cost $21,820,118)	98.2%	18,232,420
Other assets less liabilities	1.8	330,287

NET ASSETS	100.0%	$18,562,707

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.

1

Country Allocation*
Japan	98.2%

98.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$—	$—		$0	$0
Other Industries	—	18,232,420	**	—	18,232,420

Total Investments at Value	$—	$18,232,420		$0	$18,232,420

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2018—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of December 31, 2018, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2018, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    February 28, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    February 28, 2019